Intangible Assets (Details) ₪ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Intangible Assets (Details) [Line Items]
Impairment loss		₪ 1,274	$ 369	₪ 2,294	₪ 129
Recoverable amount	₪ 370
Domestic Fixed Line Communications [Member]
Intangible Assets (Details) [Line Items]
Nominal capital rate		7.50%	7.50%
Permanent growth rate		0.00%	0.00%
Cellular Communications [Member]
Intangible Assets (Details) [Line Items]
Nominal capital rate		10.30%	10.30%
Permanent growth rate		2.50%	2.50%
Impairment loss	₪ 1,345	₪ 975
Recoverable amount		1,402
Carrying amount		685
Multi-Channel Television [Member]
Intangible Assets (Details) [Line Items]
Nominal capital rate				8.50%
Permanent growth rate				0.00%
Impairment loss		362		₪ 1,638
Carrying amount		₪ 581		₪ 871
International Communications And Internet Services [Member]
Intangible Assets (Details) [Line Items]
Nominal capital rate		9.70%	9.70%
Permanent growth rate		0.70%	0.70%
Impairment loss		₪ 298
Recoverable amount		652
Carrying amount		₪ 45